Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Jun. 30, 2026
Laboratory equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	10.00%
Laboratory equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	10.00%
Computers, office furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	33.00%
Computers, office furniture and equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	6.00%
Computers, office furniture and equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment	33.00%